Borrowings	12 Months Ended
Dec. 31, 2024
Borrowings [Abstract]
Borrowings
15	Borrowings

	Maturity	2024	2023

Current borrowings
Current portion of Bonds	On demand	148,900,000	160,100,000
Current portion of Term loan		396,134	396,134
		149,296,134	160,496,134
Non-current borrowings
Non-current portion of Term loan	2028	990,335	1,386,469
		990,335	1,386,469
Total borrowings		150,286,469	161,882,603

Bonds

As at December 31, 2024, the bonds are classified as current as the Company is in technical breach of certain covenants under the Bond Terms and repayment schedule. These breaches do not constitute payment defaults as the Group has always met the coupon and instalment payments as per the Bond Terms.

Bonds	Coupon rate %	Effective interest rate %	Maturity date	2024	2023

USD 200,000,000 bond net of transaction costs	8.50%	10.57%	Refer note below	148,900,000	160,100,000

On September 24, 2020, BPGIC FZE issued long term fixed interest rate senior secured bonds of USD 200,000,000 to private investors with a face value of USD 1 at an issue price of USD 0.95. The Group can issue further bonds of up to USD 50,000,000 under identical terms except issue price that can be above or below the nominal amount, subject to certain conditions. The proceeds of the bonds of USD 186,000,000 net of USD 4,000,000 of transaction costs were drawn down during November 2020. In accordance with the terms of the bonds, the proceeds were used to settle the existing term loans and promissory notes. The amount of USD 85,000,000 were transferred to a Construction account to be used solely to fund the remaining phase 2 construction costs. The balance proceeds were used for general corporate purposes.

The bonds will be repaid in semi-annual payments of USD 7,000,000 starting September 2021 until March 2025, and one bullet repayment of USD 144,000,000 in September 2025. Interest will accrue at a coupon rate of 8.5% and will be payable semi-annually in March and September each year. The Group has the option to redeem the bonds in full or in part any time after September 24, 2023 (the “call option”). The call option represents an embedded derivative that has been separated from the host contract and separately valued. On December 31, 2024, the management assessed the value of the call option of USD 2,260,336 (December 31, 2023: USD 5,610,000) (Note 13).

The bonds are secured by:

(i)	Pledge over all the existing and future shares of BPGIC FZE;

(ii)	Assignment of rights and pledge over the balance in the Earnings account;

(iii)	Pledge over the balance in the Liquidity account, the Debt Service Retention account and the Construction Funding account;

(iv)	Pledge over moveable assets of BPGIC FZE and its subsidiaries;

(v)	Security assignment of commercial contracts related to phase I and phase II, land lease agreement, port facilities agreement and EPC construction contract;

(vi)	Security assignment over insurance contracts for phase I terminal, phase II terminal and admin building;

(vii)	Security assignment over group and intercompany loans; and

(viii)	Corporate guarantee from Brooge Energy Limited.

The bond agreement also restricts BPGIC FZE from making any distributions other than in the form of an inter-company loan for phase III construction.

Under the bond agreement, BPGIC FZE is subject to the following financial covenants during the term of the bonds:

(i)	Minimum Liquidity: BPGIC FZE to maintain USD 8.5 million in the Liquidity account;

(ii)	Leverage Ratio: BPGIC FZE and its subsidiaries’ leverage ratio not to exceed:

(A) 5.5x at December 31, 2020;

(B) 3.5x at December 31, 2021; and

(C) 3.0x anytime thereafter; and

(iii)	Working Capital: BPGIC FZE and its subsidiaries to maintain a positive working capital.

The bond agreement requires the Brooge Energy Limited to comply with the following financial covenant:

(i)	Maintain a minimum equity ratio of 25%.

As of December 31, 2024, the Group continued to be in technical breach of the requirements to comply with certain covenants as per Bond Terms. Even though the lenders did not declare an event of default under the bond agreement, these breaches constituted events of default and could have resulted in the lender requiring immediate repayment of the bonds.

Term loan

During 2022, the Group obtained a loan facility from a commercial bank in UAE amounting to AED 8,730,000 (equivalent to USD 2,376,804) to partially finance the purchase of corporate office for the Group in Dubai. The new facility carries interest at 3 months EIBOR + 4% margin (minimum 6.5% per annum) and is repayable in 24 quarterly instalments commencing 6 months after the date of disbursement. The loan is secured by:

i.	Corporate guarantee from Brooge Energy Limited.

ii.	BPGIC Phase 3 Limited grants in favour of the commercial bank a First Rank Degree Mortgage for a total mortgage of AED 13,000,000 of the corporate office.

iii.	Rental income generated by the corporate office to be automatically assigned to the commercial bank unless the parties agree otherwise in writing.

iv.	Authority to debit account of BPGIC FZE.

v.	Promissory note for the secured loan.

vi.	Security cheque covering the total facility limit drawn by the Group.